SUBSEQUENT EVENTS (Details Narrative)																		12 Months Ended
	Mar. 15, 2023 USD ($)	Mar. 14, 2023	Mar. 07, 2023 USD ($) $ / shares shares	Feb. 10, 2023 USD ($) $ / shares shares	Jan. 31, 2023 USD ($)	Aug. 31, 2022 USD ($) $ / shares	May 09, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Feb. 11, 2022 USD ($) $ / shares shares	Jan. 28, 2022 USD ($) $ / shares shares	Dec. 29, 2021 USD ($) $ / shares shares	Nov. 29, 2021 shares	Mar. 23, 2021 USD ($) shares	Feb. 04, 2021 USD ($) shares	Feb. 04, 2021 CAD ($) shares	Jan. 05, 2021 USD ($) shares	Jan. 05, 2021 CAD ($) shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Aug. 12, 2021 $ / shares
Subsequent Event [Line Items]
Number of shares issued | shares												51,217
Share Price | $ / shares																		$ 0.09	$ 0.34
Proceeds from Issuance of Private Placement																		$ 477,611	$ 8,894,831
Share issued price per share | (per share)										$ 0.2048										$ 0.10
Number of shares issued for services,value																		$ 29,997
Private Placement [Member]
Subsequent Event [Line Items]
Number of shares issued | shares								2,592,592		244,139	173,609		1,200,000	8,000,000	8,000,000	2,400,000	2,400,000
Proceeds from Issuance of Private Placement						$ 9,999	$ 9,999	$ 350,000	$ 9,999	$ 33,500	$ 50,000		$ 1,200,000	$ 3,118,179	$ 4,000,000	$ 236,090	$ 300,000
Number of shares issued for services | shares							83,325		47,614
Share issued price per share | $ / shares						$ 0.092	$ 0.12	$ 0.135	$ 0.21	$ 0.2048	$ 0.288
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued for services | shares			1,000,000
Share issued price per share | $ / shares			$ 0.10
Number of shares issued for services,value			$ 100,000
Debt instrument maturity date	Dec. 31, 2024	Dec. 31, 2028
Subsequent Event [Member] | EnderbyWorks, LLC [Member]
Subsequent Event [Line Items]
Secured promissory note	100.00%
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of shares issued | shares				6,500,000
Share Price | $ / shares				$ 0.05
Proceeds from Issuance of Private Placement				$ 325,000
Initial Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Notes payable					$ 117,000
Debt instrument description					This amendment extends the maturity date of the loan from February 14, 2023 to February 14, 2024 at an interest rate equal to the Bank of Canada’s Prime rate plus 3%
Promissory Note Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Notes payable	$ 1,828,000
Debt instrument maturity date	Jul. 06, 2024
Debt instrument interest rate	8.00%
Net revenues	$ 6,000,000